Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.21%
Belgium–1.15%
Biocartis Group N.V.(a)(b)(c)	6,000,000	$19,938,936
Ion Beam Applications	400,000	6,872,127
Materialise N.V., ADR(a)(c)	2,900,000	59,479,000
		86,290,063
Denmark–2.79%
Atlantic Sapphire ASA(c)	2,842,791	11,784,250
Bang & Olufsen A/S(c)	2,997,088	10,446,412
Bavarian Nordic A/S(c)	2,880,000	84,655,738
Genmab A/S(c)	200,000	67,945,353
Novozymes A/S, Class B	500,000	34,337,622
		209,169,375
Finland–0.50%
Rovio Entertainment OYJ(a)(b)	4,700,000	37,072,459
France–2.45%
Adevinta ASA, Class B(c)	900,000	9,441,652
Mersen S.A.	1,000,000	41,570,620
Technicolor S.A.(c)	8,983,319	28,217,006
Technicolor S.A., Wts., expiring 09/22/2024(c)	1,100,000	396,690
Teleperformance	200,000	75,357,318
Ubisoft Entertainment S.A.(c)	500,000	28,598,072
		183,581,358
Germany–6.96%
ads-tec Energy GmbH	2,319,856	19,416,035
AIXTRON SE	4,000,000	81,566,386
Aumann AG(a)(b)(c)	1,000,000	15,757,083
Basler AG(a)	600,000	80,079,273
Carl Zeiss Meditec AG, BR	300,000	47,734,989
CompuGroup Medical SE & Co. KGaA	500,000	32,989,611
Manz AG(a)	500,000	25,803,598
MorphoSys AG(c)	400,000	12,720,214
PVA TePla AG(a)(c)	2,887,082	100,463,976
Rational AG	80,000	66,460,896
SLM Solutions Group AG(a)(c)	2,400,000	38,404,643
		521,396,704
Ireland–0.83%
Flutter Entertainment PLC(c)	406,701	61,763,989
Israel–0.70%
Wix.com Ltd.(c)	400,000	52,548,000
Italy–2.08%
Amplifon S.p.A.	1,000,000	42,356,114
Brembo S.p.A.	2,000,000	26,527,649
Brunello Cucinelli S.p.A.(c)	1,500,000	86,829,841
		155,713,604
Japan–10.55%
Comture Corp.(a)	3,000,000	73,431,190
CyberAgent, Inc.	5,200,000	60,593,563
Disco Corp.	200,000	54,883,501
Shares		Value
Japan–(continued)
Jeol Ltd.	2,500,000	$136,816,925
M3, Inc.	3,000,000	114,984,113
Nidec Corp.	600,000	53,171,249
Nikon Corp.	2,000,000	20,879,990
Optex Group Co. Ltd.(a)	2,000,000	26,630,534
PeptiDream, Inc.(c)	3,000,000	53,829,347
Rakuten Group, Inc.(c)	6,000,000	52,026,673
Rheon Automatic Machinery Co. Ltd.	1,000,000	9,152,032
THK Co. Ltd.	2,000,000	49,784,542
Yaskawa Electric Corp.	2,000,000	83,976,242
		790,159,901
Luxembourg–1.34%
Eurofins Scientific SE	1,000,000	100,304,719
Norway–3.58%
Mowi ASA	4,000,000	98,230,677
Nordic Semiconductor ASA(c)	5,750,358	170,011,112
		268,241,789
Singapore–0.63%
STMicroelectronics N.V.	1,000,000	46,994,460
Sweden–6.69%
AddTech AB, Class B	4,000,000	74,314,216
Beijer Ref AB	6,000,000	104,536,826
BICO Group AB, Class B(c)	1,000,000	20,020,867
Boozt AB(a)(b)(c)	3,750,000	69,880,952
Hansa Biopharma AB	1,938,841	15,551,365
Indutrade AB	6,000,000	148,684,554
Midsona AB, Class B	1,000,000	4,382,195
RaySearch Laboratories AB(a)(c)	4,000,000	19,942,699
Tobii AB(c)	3,000,000	10,404,630
Tobii Dynavox AB(c)	1,823,546	4,983,841
Xvivo Perfusion AB(c)	1,000,000	28,407,625
		501,109,770
Switzerland–0.42%
GeNeuro S.A.(a)	1,661,017	6,838,242
Zur Rose Group AG(c)	100,000	24,567,637
		31,405,879
United Kingdom–12.51%
Allied Minds PLC (Acquired 09/02/2015-11/16/2017; Cost $39,439,562)(c)(d)	10,000,000	2,441,087
AO World PLC(c)	20,000,000	27,157,689
ASOS PLC(c)	700,000	21,051,405
Aston Martin Lagonda Global Holdings PLC(b)(c)	12,000,000	194,967,117
boohoo Group PLC(c)	30,000,000	43,467,622
Darktrace PLC(c)	4,170,000	22,973,231
FD Technologies PLC(c)	1,200,000	26,301,766
Fevertree Drinks PLC	2,000,000	57,498,256
Frontier Developments PLC(a)(c)	3,000,000	56,251,487
Future PLC	1,000,000	42,492,152
Gooch & Housego PLC(a)	2,000,000	26,940,262

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
IG Group Holdings PLC	3,000,000	$33,018,334
IP Group PLC	20,785,545	27,221,307
IQE PLC(a)(c)	140,000,000	60,605,850
M&C Saatchi PLC(a)(c)	6,600,000	16,501,127
Ocado Group PLC(c)	1,000,000	20,363,033
Oxford Nanopore Technologies PLC(c)	1,056,590	6,931,630
Rentokil Initial PLC	14,500,000	101,390,287
Spirax-Sarco Engineering PLC	464,285	83,273,785
WANdisco PLC(a)(c)	5,000,000	21,580,405
Xaar PLC(a)(c)	4,000,000	11,653,592
Zoo Digital Group PLC(a)(c)	7,000,000	13,668,428
Zotefoams PLC(a)	4,000,000	19,419,073
		937,168,925
United States–45.03%
3D Systems Corp.(c)	5,000,000	89,500,000
Acacia Research Corp.(a)(c)	2,500,000	11,250,000
Advanced Micro Devices, Inc.(c)	4,000,000	457,000,000
Align Technology, Inc.(c)	100,000	49,496,000
Applied Materials, Inc.	1,000,000	138,180,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	105,520,000
Cognex Corp.	1,200,000	79,752,000
Corning, Inc.	1,000,000	42,040,000
Dolby Laboratories, Inc., Class A	800,000	70,280,000
Exact Sciences Corp.(c)	1,800,000	137,448,000
First Solar, Inc.(c)	1,000,000	78,380,000
Globant S.A.(c)	200,000	51,036,000
Halozyme Therapeutics, Inc.(c)	1,000,000	34,610,000
II-VI Incorporated(c)	1,000,000	63,400,000
Illumina, Inc.(c)	200,000	69,764,000
IPG Photonics Corp.(c)	600,000	92,682,000
iRobot Corp.(c)	700,000	45,864,000
Littelfuse, Inc.	400,000	107,988,000
Mandiant, Inc.(c)	6,000,000	90,540,000
Shares		Value
United States–(continued)
Manhattan Associates, Inc.(c)	600,000	$80,322,000
Nektar Therapeutics(a)(c)	35,770,000	397,762,400
Nevro Corp.(c)	1,000,000	65,700,000
ON Semiconductor Corp.(c)	2,000,000	118,000,000
PDF Solutions, Inc.(a)(c)	3,000,000	89,190,000
PTC, Inc.(c)	1,200,000	139,512,000
QUALCOMM, Inc.	500,000	87,880,000
Rigel Pharmaceuticals, Inc.(c)	5,000,000	12,800,000
Rite Aid Corp.(c)	2,500,000	26,525,000
Rollins, Inc.	2,250,000	69,412,500
Shake Shack, Inc., Class A(c)	1,000,000	66,070,000
Unity Software, Inc.(c)	200,000	21,030,000
Veeco Instruments, Inc.(a)(c)	4,000,000	109,960,000
Vicor Corp.(c)	500,000	47,165,000
Wolfspeed, Inc.(c)	1,000,000	94,240,000
Xeris Biopharma Holdings, Inc.(c)	2,000,000	4,220,000
Yelp, Inc.(c)	2,000,000	69,080,000
Zendesk, Inc.(c)	600,000	59,106,000
		3,372,704,900
Total Common Stocks & Other Equity Interests (Cost $5,777,961,043)		7,355,625,895
Money Market Funds–1.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)	53,369,438	53,369,438
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(e)	31,278,641	31,281,769
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)	60,993,643	60,993,643
Total Money Market Funds (Cost $145,647,978)		145,644,850
TOTAL INVESTMENTS IN SECURITIES—100.15% (Cost $5,923,609,021)		7,501,270,745
OTHER ASSETS LESS LIABILITIES–(0.15)%		(11,436,022)
NET ASSETS–100.00%		$7,489,834,723
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,788,683	$140,195,452	$(108,614,697)	$-	$-	$53,369,438	$2,497
Invesco Liquid Assets Portfolio, Institutional Class	5,221,390	100,139,608	(74,073,497)	(3,128)	(2,604)	31,281,769	705
Invesco Treasury Portfolio, Institutional Class	24,901,352	160,223,374	(124,131,083)	-	-	60,993,643	1,125
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Other Affiliates:
3D Systems Corp.*	$140,800,000	$-	$-	$(51,300,000)	$-	$89,500,000	$-
Acacia Research Corp.	14,325,000	-	-	(3,075,000)	-	11,250,000	-
Aston Martin Lagonda Global Holdings PLC*	210,795,827	53,577,594	-	(69,406,304)	-	194,967,117	-
Aumann AG	18,753,868	-	-	(2,996,785)	-	15,757,083	-
Basler AG	111,168,781	-	-	(31,089,508)	-	80,079,273	-
Biocartis Group N.V.	27,411,964	-	-	(7,473,028)	-	19,938,936	-
Boozt AB	63,215,117	-	-	6,665,835	-	69,880,952	-
Comture Corp.	81,268,627	-	-	(7,837,437)	-	73,431,190	217,240
Frontier Developments PLC	101,325,060	-	-	(45,073,573)	-	56,251,487	-
GeNeuro S.A.	7,299,053	-	-	(460,811)	-	6,838,242	-
Gooch & Housego PLC	32,827,448	-	-	(5,887,186)	-	26,940,262	209,848
IQE PLC	90,237,060	-	-	(29,631,210)	-	60,605,850	-
Jeol Ltd*	189,287,151	-	-	(52,470,226)	-	136,816,925	(75)
M&C Saatchi PLC	14,640,104	-	-	1,861,023	-	16,501,127	-
Manz AG	26,127,086	-	-	(323,488)	-	25,803,598	-
Materialise N.V., ADR	69,977,000	-	-	(10,498,000)	-	59,479,000	-
Nektar Therapeutics	526,810,000	13,460,605	-	(142,508,205)	-	397,762,400	-
Optex Group Co. Ltd.	25,450,031	-	-	1,180,503	-	26,630,534	234,834
PDF Solutions, Inc.	70,590,000	-	-	18,600,000	-	89,190,000	-
PVA TePla AG	131,180,793	-	-	(30,716,817)	-	100,463,976	-
RaySearch Laboratories AB	28,489,106	-	-	(8,546,407)	-	19,942,699	-
Rovio Entertainment OYJ	38,576,764	-	-	(1,504,305)	-	37,072,459	-
SLM Solutions Group AG	47,439,244	-	-	(9,034,601)	-	38,404,643	-
Veeco Instruments, Inc.	97,160,000	-	-	12,800,000	-	109,960,000	-
WANdisco PLC	23,101,909	-	-	(1,521,504)	-	21,580,405	-
Xaar PLC	9,468,543	-	-	2,185,049	-	11,653,592	-
Zoo Digital Group PLC	12,117,118	-	-	1,551,310	-	13,668,428	-
Zotefoams PLC	19,687,795	-	-	(268,722)	-	19,419,073	-
Total	$2,281,441,874	$467,596,633	$(306,819,277)	$(466,782,525)	$(2,604)	$1,975,434,101	$666,174

*	At January 31, 2022, this security was no longer an affiliate of the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $337,616,547, which represented 4.51% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$59,479,000	$26,811,063	$—	$86,290,063
Denmark	—	209,169,375	—	209,169,375
Finland	—	37,072,459	—	37,072,459
France	396,690	183,184,668	—	183,581,358
Germany	—	521,396,704	—	521,396,704
Ireland	—	61,763,989	—	61,763,989
Israel	52,548,000	—	—	52,548,000
Italy	—	155,713,604	—	155,713,604
Japan	—	790,159,901	—	790,159,901
Luxembourg	—	100,304,719	—	100,304,719
Norway	—	268,241,789	—	268,241,789
Singapore	—	46,994,460	—	46,994,460
Sweden	4,983,841	496,125,929	—	501,109,770
Switzerland	—	31,405,879	—	31,405,879
United Kingdom	—	937,168,925	—	937,168,925
United States	3,372,704,900	—	—	3,372,704,900
Money Market Funds	145,644,850	—	—	145,644,850
Total Investments	$3,635,757,281	$3,865,513,464	$—	$7,501,270,745
Invesco Global Opportunities Fund